Long-Term Debt - Schedule of Long-Term Debt (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Total long-term debt	$ 29,703	$ 28,578
Less: Deferred financing costs and debt discounts	(172)	(166)
Less: Current installments of long-term debt	(2,296)	(2,481)
Long-term debt	27,235	25,931
Long-term Credit Facility Borrowings
Debt Instrument [Line Items]
Total long-term debt	1,572	1,657
Credit facility
Debt Instrument [Line Items]
Less: Current installments of long-term debt	$ (1,160)	$ (1,376)
Long-term debt weighted average interest rate (percent)	6.20%	5.10%
Credit facility | Long-term Credit Facility Borrowings
Debt Instrument [Line Items]
Total long-term debt	$ 1,572	$ 1,657
ITC
Debt Instrument [Line Items]
Fair value adjustment - ITC acquisition	89	102
ITC | Unsecured | Fixed Rate Unsecured US Senior Notes
Debt Instrument [Line Items]
Total long-term debt	$ 5,165	$ 4,541
Long-term debt weighted average interest rate (percent)	4.16%	3.98%
ITC | Unsecured | Fixed Rate Unsecured US Shareholder Note
Debt Instrument [Line Items]
Total long-term debt	$ 263	$ 270
Stated interest rate	6.00%	6.00%
ITC | Secured | Fixed Rate Secured US First Mortgage Bonds
Debt Instrument [Line Items]
Total long-term debt	$ 3,268	$ 3,344
Long-term debt weighted average interest rate (percent)	4.22%	4.22%
ITC | Secured | Fixed Rate Secured US Senior Notes
Debt Instrument [Line Items]
Total long-term debt	$ 1,278	$ 1,186
Long-term debt weighted average interest rate (percent)	4.00%	3.83%
UNS Energy | Unsecured | Fixed and Variable Rate Unsecured US Tax-Exempt Bonds
Debt Instrument [Line Items]
Total long-term debt	$ 0	$ 123
Long-term debt weighted average interest rate (percent)	4.00%	4.00%
UNS Energy | Unsecured | Fixed Rate Unsecured US Notes
Debt Instrument [Line Items]
Total long-term debt	$ 3,668	$ 3,450
Long-term debt weighted average interest rate (percent)	3.80%	3.58%
Central Hudson | Unsecured | Fixed and Variable Rate Unsecured US Promissory Notes
Debt Instrument [Line Items]
Total long-term debt	$ 1,687	$ 1,526
Long-term debt weighted average interest rate (percent)	4.27%	4.14%
FortisBC Energy | Unsecured | Fixed Rate Unsecured Debentures
Debt Instrument [Line Items]
Total long-term debt	$ 3,295	$ 3,295
Long-term debt weighted average interest rate (percent)	4.61%	4.61%
FortisAlberta | Unsecured | Fixed Rate Unsecured Debentures
Debt Instrument [Line Items]
Total long-term debt	$ 2,685	$ 2,485
Long-term debt weighted average interest rate (percent)	4.52%	4.49%
FortisBC Electric | Unsecured | Fixed Rate Unsecured Debentures
Debt Instrument [Line Items]
Total long-term debt	$ 860	$ 860
Long-term debt weighted average interest rate (percent)	4.70%	4.70%
FortisBC Electric | Secured | Fixed Rate Secured Debentures
Debt Instrument [Line Items]
Total long-term debt	$ 0	$ 25
Stated interest rate	8.80%	8.80%
Other Electric | Unsecured | Fixed Rate Unsecured Senior Notes
Debt Instrument [Line Items]
Total long-term debt	$ 152	$ 152
Long-term debt weighted average interest rate (percent)	4.45%	4.45%
Other Electric | Unsecured | Fixed and Variable Rate Unsecured US Senior Loan Notes and Bonds
Debt Instrument [Line Items]
Total long-term debt	$ 702	$ 745
Long-term debt weighted average interest rate (percent)	4.89%	4.71%
Other Electric | Secured | Fixed Rate Secured First Mortgage Sinking Fund Bonds
Debt Instrument [Line Items]
Total long-term debt	$ 748	$ 666
Long-term debt weighted average interest rate (percent)	5.24%	5.26%
Other Electric | Secured | Fixed Rate Secured First Mortgage Bonds
Debt Instrument [Line Items]
Total long-term debt	$ 320	$ 260
Long-term debt weighted average interest rate (percent)	5.29%	5.31%
Corporate and Other | Unsecured | Fixed Rate Unsecured Debentures
Debt Instrument [Line Items]
Total long-term debt	$ 200	$ 200
Stated interest rate	6.51%	6.51%
Corporate and Other | Unsecured | Fixed Rate Unsecured Senior Notes
Debt Instrument [Line Items]
Total long-term debt	$ 1,500	$ 1,000
Long-term debt weighted average interest rate (percent)	4.10%	3.31%
Corporate and Other | Unsecured | Fixed Rate Unsecured US Senior Notes and Promissory Notes
Debt Instrument [Line Items]
Total long-term debt	$ 2,251	$ 2,691
Long-term debt weighted average interest rate (percent)	3.82%	3.82%